Expense Example (Invesco V.I. Capital Appreciation Fund, Series II shares, Invesco V.I. Capital Appreciation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Appreciation Fund | Series II shares, Invesco V.I. Capital Appreciation Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 118
3 Years	368
5 Years	638
10 Years	$ 1,409